Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of period	$ 3,276
Balance at end of period	3,371	$ 3,276	$ 2,958
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	24	23	19
Provision for (reversal of) credit losses		(1)	3
Foreign exchange and other	(1)	2	1
Balance at end of period	23	24	23
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4	4
Balance at end of period	4	4	4
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20	19	15
Provision for (reversal of) credit losses		(1)	3
Foreign exchange and other	(1)	2	1
Balance at end of period	$ 19	$ 20	$ 19